As filed with the Securities and Exchange Commission on March 5, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4244

                             SOUND SHORE FUND, INC.
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                          T. Gibbs Kane, Jr., President
                          Sound Shore Management, Inc.
                               8 Sound Shore Drive
                                  P.O. Box 1810
                               Greenwich, CT 06836

                   Date of fiscal year end: DECEMBER 31, 2003

       Date of reporting period: JANUARY 1, 2003 THROUGH DECEMBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.


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                                SOUND SHORE FUND
            TWO PORTLAND SQUARE, PORTLAND, ME 04101 - 1-800-754-8758
================================================================================

                                                               December 31, 2003

Dear Shareholder:

     The Sound Shore Fund (the "Fund") ended 2003 with a net asset value of $33.51, following a year-end distribution of income and capital gains of $0.46902. Over the past five and ten years, the Fund has grown at a compound annual rate of 5.85% and 12.63%, besting the S&P 500 Index's rate of -0.57% and 11.07%, respectively. The Fund gained 13.11% for the fourth quarter of 2003, outpacing the S&P 500 Index and approximating the Dow Jones Industrial Average, which advanced 12.18% and 13.32%, respectively. 2003 annual results were similarly robust, with the Fund gaining 31.74%, versus 28.68% and 28.21% for these two broad benchmarks. In addition, the Fund has earned Morningstar's highest five star overall rating for the period ended December 31. Morningstar rated the Fund against a universe of 655 large value funds based on the weighted average of the historical performance of the Fund for specific time periods.*

     What a difference a year makes! Investor sentiment entering 2003 was extremely gloomy reflecting three negative market years, the worst consecutively in 70 years, and facing the uncertainties of impending hostilities in the war against terrorism. However, liquidity provided by aggressive monetary and fiscal policies kept the consumer in a spending mode. The tepid economic recovery held together early in the year, and accelerated as some uncertainties, notably Iraq, diminished. Corporate earnings advanced accordingly and S&P 500 operating earnings per share (EPS) rose an estimated 12% for 2003 - up 19% year-over-year in the second half. Inflation remained subdued, with short interest rates at 45 year lows and longer-term Treasury yields, while volatile, ending little changed for the year at low levels. The stock market soared.

     Of course, as the year ended, market commentators turned their attention to 2004 and began to opine on a host of potential concerns. These include growing fiscal and trade deficits, the effect on interest rates from a stronger than expected economy, renewed terrorist alerts, the weakness of the dollar, and the overall valuation of the stock market. In contrast, we have always concentrated on finding individual companies whose stocks are attractively priced on an absolute and relative basis and have spent comparatively little time speculating on, or worrying about, variables that cannot be forecasted with any degree of accuracy or consistency. The Fund's investment in Aetna, Inc. ("Aetna") is a good illustration of our approach. Since initiating our position in late 2001, Aetna has appreciated approximately 100% while the S&P 500 has declined about 2%.

     Aetna, one of the nation's largest health insurers, faltered badly in 1999 and 2000 as inadequate systems and controls lead to severely mis-priced insurance contracts, and ultimately, mounting operating losses. Late in 2000, new management, lead by Dr. Jack Rowe, began to fundamentally restructure Aetna through a series of initiatives which included eliminating unprofitable customers and lines of business, streamlining costs, strengthening the balance sheet, and improving systems and controls. The results have been dramatic.

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Following a loss in 2001, Aetna earned $2.26 per share in 2002 and should report earnings of over $5.00 in 2003. Throughout the course of the restructuring effort, analysts have chronically underestimated the earnings power of the company and Aetna has consistently exceeded expectations. Our analysis, company visits, and competitor checks enabled us to overcome analyst and investor doubts about Aetna's management, the strength and sustainability of its recovery, rising loss cost trends, and the competitive price environment. Aetna's stock price appreciated over 60% in 2003, more than twice the return of market, yet the stock still sells for about 13 times trailing and 11 times 2004 consensus EPS estimates that we believe are still conservative.

     In many ways Aetna provides a blueprint of our investment process. We try to minimize the maddening market noise by investing in undervalued, out-of-favor, and misunderstood companies where we can make reasoned judgments about the dynamics which will drive their financial performance. Aetna's financial, and ultimately its stock price performance, were driven by company specific factors which we could observe and continually measure. This same approach, which governs all our activity, also produced very favorable outcomes in 2003 for a number of our positions, such as Omnicare, Inc., SPX Corp., Georgia-Pacific Corp., Countrywide Financial Corp., McDonald's, Corp., and Watson Pharmaceuticals, Inc.

     Changing  gears,  we want to address the adverse  publicity  buffeting  the mutual fund industry. Recent disclosures and ongoing regulatory investigations have surfaced three principle issues: late trading, market timing, and excessive fees. At Sound Shore, and we believe at most firms, late trading is unacceptable
- period. The Fund has never had any agreements with anyone permitting late trading, as only individuals who have submitted their purchase orders before 4:00 p.m. are allowed to participate in that day's closing Net Asset Value. In addition, all of the Funds' agreements with intermediaries (including broker-dealers and others) require that the intermediaries submit for processing by the Fund only trades they received at or before 4:00 p.m., the cut-off time stated in the Fund's current prospectus. All investors have had the same information upon which to base their decisions.

     The market timing issue surfaced primarily in certain international funds where some investors were attempting to take advantage of stale securities prices, which arise due to the earlier closing times of various foreign markets relative to the 4:00 p.m. U.S. market close. Since the Sound Shore Fund is a domestic equity fund, whose securities are priced every day at the 4:00 p.m. NYSE closing price, we do not believe there has been an opportunity to market time the Fund. Nevertheless, we are reviewing short-term trading activity in the Fund. For example, in the fourth quarter we began to screen for purchases and sales made within a relatively short period of time, as well as multiple trades over larger periods. And we are currently reviewing the merits of a redemption fee for more active traders, as other funds are considering. Another current topic is fund costs. Many fund families offer different classes of the same fund with different (i.e. higher) fee structures (e.g., front-end or back-end "loads" or commissions) and also 12b-1 marketing fees,

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which can be used to compensate  brokers for selling their funds.  The Fund is a
"no-load" fund, has only one share class, and has no 12b-1 fee. The Fund's expense ratio, just under 1%, is well below the average equity fund expense ratio of 1.5%, according to Morningstar.

     We think the disclosure of industry abuses highlights several key, related strengths of the Fund and Sound Shore Management. First, Sound Shore Management is independently owned and managed by its employees. The Fund's managers are significant shareholders of the Fund and virtually all of the employees' profit sharing at Sound Shore Management is invested in the Fund. Also, we only offer one fund product so there is no incentive to offer a select group of investors' special trading privileges or return opportunities as an inducement for them to invest in other products or funds. This also means our investment and management focus is not diluted over multiple products. The priority at Sound Shore has always been to achieve above average long-term investment returns. We believe our clients' and our interests are very well-aligned.

     We approach this New Year as any other in the past eighteen of our stewardship of the Sound Shore Fund and remain alert to economic and corporate changes that will affect the prospects of our holdings. Our value focused approach has tended to fare well in many different economic and market environments over the years and we strive for no less in 2004.

     We thank you for your continued support and send our best wishes to you for a healthy, happy, and prosperous New Year. Sincerely,

SOUND SHORE FUND

Harry Burn, III
John P. DeGulis
T. Gibbs Kane, Jr.

CO-PORTFOLIO MANAGERS

   * THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL 1-800-551-1980 OR VISIT THE FUND'S WEBSITE AT WWW.SOUNDSHOREFUND.COM. THE FUND'S AVERAGE ANNUAL TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. DURING THE PERIOD, SOME OF THE FUND'S FEES WERE WAIVED OR EXPENSES REIMBURSED. IN THE ABSENCE OF THESE WAIVERS AND REIMBURSEMENTS, PERFORMANCE FIGURES WOULD HAVE BEEN LOWER. BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, FEES AND EXPENSES. THIS AND OTHER INFORMATION IS IN THE PROSPECTUS, A COPY OF WHICH

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MAY BE OBTAINED BY CALLING 1-800-551-1980 OR VISITING THE FUND'S WEBSITE. PLEASE
READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. PLEASE SEE PAGE FIVE FOR ADDITIONAL FUND PERFORMANCE RELATED INFORMATION.

     FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATINGTM BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF FUNDS IN EACH CATEGORY RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.) THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED-AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE- AND TEN-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. SOUND SHORE WAS RATED AGAINST THE FOLLOWING NUMBERS OF U.S.-DOMICILED LARGE VALUE FUNDS OVER THE FOLLOWING TIME
PERIODS: 655 FUNDS IN THE LAST THREE YEARS, 516 FUNDS IN THE LAST FIVE YEARS, AND 190 FUNDS IN THE LAST TEN YEARS. WITH RESPECT TO THESE LARGE VALUE FUNDS, SOUND SHORE RECEIVED A MORNINGSTAR RATING OF 4 STARS, 5 STARS AND 5 STARS FOR THE THREE-, FIVE- AND TEN-YEAR PERIODS, RESPECTIVELY.

     THE DOW JONES INDUSTRIAL AVERAGE CONSISTS OF 30 STOCKS THAT ARE CONSIDERED TO BE MAJOR FACTORS IN THEIR INDUSTRIES AND THAT ARE WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX OR AVERAGE.

     THE VIEWS IN THIS LETTER WERE THOSE OF THE FUND MANAGERS AS OF 12/31/03 AND MAY NOT NECESSARILY REFLECT THEIR VIEWS ON THE DATE THIS LETTER IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS (I) ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THE FUND'S PRESENT INVESTMENT METHODOLOGY AND (II) DO NOT CONSTITUTE INVESTMENT ADVICE. (2/04)

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================================================================================

     The following chart reflects a ten-year comparison in the change in value of a hypothetical $10,000 investment in Sound Shore Fund, Inc. (the "Fund") including reinvested dividends and distributions, compared with a broad-based securities market index. The Standard and Poor's 500 Index (the "S&P 500") is a market-weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. The Fund is professionally managed, while the S&P 500 is unmanaged and is not available for investment. The S&P 500 excludes the effect of any expenses, which have been deducted from the Fund's return. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULT. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

                       SOUND SHORE FUND VS. S&P 500 INDEX

---------------------------------------------------   Value on 12/31/03
             AVERAGE ANNUAL TOTAL RETURN              Sound Shore Fund:  $32,849
---------------------------------------------------   S&P 500 Index: $28,549
                   One Year  Five Year  Ten Year
Sound Shore Fund    31.74%     5.85%     12.63%
S&P 500 Index       28.68%    (0.57)%    11.07%
---------------------------------------------------


[EDGAR REPRESENTATION OF GRAPH CHART
DATE                    SOUND SHORE FUND    S&P 500 INDEX
      12/31/1993                  10,000           10,000
       1/31/1994                  10,358           10,340
       2/28/1994                  10,218           10,059
       3/31/1994                   9,945            9,622
       4/30/1994                   9,976            9,745
       5/31/1994                   9,994            9,904
       6/30/1994                   9,842            9,662
       7/31/1994                   9,995            9,979
       8/31/1994                  10,391           10,387
       9/30/1994                  10,184           10,134
      10/31/1994                  10,208           10,361
      11/30/1994                   9,940            9,984
      12/31/1994                  10,030           10,132
       1/31/1995                  10,211           10,394
       2/28/1995                  10,600           10,799
       3/31/1995                  10,821           11,117
       4/30/1995                  10,905           11,444
       5/31/1995                  11,457           11,901
       6/30/1995                  11,775           12,177
       7/31/1995                  12,010           12,580
       8/31/1995                  12,153           12,612
       9/30/1995                  12,389           13,144
      10/31/1995                  12,199           13,097
      11/30/1995                  12,774           13,671
      12/31/1995                  13,026           13,935
       1/31/1996                  13,227           14,408
       2/29/1996                  13,485           14,542
       3/31/1996                  13,829           14,682
       4/30/1996                  14,374           14,898
       5/31/1996                  15,048           15,282
       6/30/1996                  14,840           15,340
       7/31/1996                  14,265           14,663
       8/31/1996                  14,790           14,973
       9/30/1996                  15,545           15,815
      10/31/1996                  15,955           16,251
      11/30/1996                  17,293           17,478
      12/31/1996                  17,359           17,132
       1/31/1997                  18,215           18,201
       2/28/1997                  18,407           18,344
       3/31/1997                  17,727           17,592
       4/30/1997                  18,455           18,641
       5/31/1997                  19,670           19,776
       6/30/1997                  20,598           20,661
       7/31/1997                  22,457           22,305
       8/31/1997                  22,369           21,056
       9/30/1997                  23,924           22,208
      10/31/1997                  22,914           21,468
      11/30/1997                  23,115           22,461
      12/31/1997                  23,679           22,846
       1/31/1998                  23,588           23,098
       2/28/1998                  25,353           24,763
       3/31/1998                  26,223           26,031
       4/30/1998                  26,389           26,292
       5/31/1998                  25,303           25,841
       6/30/1998                  24,853           26,890
       7/31/1998                  23,707           26,604
       8/31/1998                  20,551           22,762
       9/30/1998                  21,257           24,220
      10/31/1998                  23,558           26,188
      11/30/1998                  24,197           27,775
      12/31/1998                  24,722           29,374
       1/31/1999                  24,254           30,602
       2/28/1999                  23,228           29,652
       3/31/1999                  23,678           30,838
       4/30/1999                  25,515           32,032
       5/31/1999                  25,556           31,277
       6/30/1999                  26,299           33,011
       7/31/1999                  25,412           31,981
       8/31/1999                  23,830           31,823
       9/30/1999                  23,052           30,951
      10/31/1999                  24,023           32,909
      11/30/1999                  24,115           33,578
      12/31/1999                  24,734           35,555
       1/31/2000                  23,744           33,769
       2/29/2000                  23,106           33,130
       3/31/2000                  25,892           36,369
       4/30/2000                  25,322           35,275
       5/31/2000                  25,246           34,551
       6/30/2000                  24,415           35,403
       7/31/2000                  24,936           34,850
       8/31/2000                  26,972           37,013
       9/30/2000                  27,544           35,060
      10/31/2000                  28,729           34,911
      11/30/2000                  27,577           32,161
      12/31/2000                  29,726           32,319
       1/31/2001                  28,482           33,464
       2/28/2001                  28,958           30,415
       3/31/2001                  29,117           28,489
       4/30/2001                  29,461           30,701
       5/31/2001                  30,387           30,907
       6/30/2001                  29,917           30,155
       7/31/2001                  30,111           29,859
       8/31/2001                  29,784           27,991
       9/30/2001                  27,769           25,731
      10/31/2001                  27,336           26,222
      11/30/2001                  28,785           28,233
      12/31/2001                  29,485           28,480
       1/31/2002                  28,704           28,065
       2/28/2002                  28,724           27,524
       3/31/2002                  30,218           28,559
       4/30/2002                  29,823           26,828
       5/31/2002                  30,112           26,631
       6/30/2002                  27,126           24,735
       7/31/2002                  24,637           22,807
       8/31/2002                  25,332           22,957
       9/30/2002                  22,689           20,464
      10/31/2002                  23,836           22,264
      11/30/2002                  25,447           23,573
      12/31/2002                  24,935           22,189
       1/31/2003                  24,142           21,608
       2/28/2003                  23,138           21,284
       3/31/2003                  23,205           21,490
       4/30/2003                  24,886           23,259
       5/31/2003                  27,524           24,483
       6/30/2003                  28,248           24,796
       7/31/2003                  28,558           25,234
       8/31/2003                  29,534           25,725
       9/30/2003                  29,041           25,452
      10/31/2003                  30,221           26,891
      11/30/2003                  30,926           27,128
      12/31/2003                  32,849           28,549]

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SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 2003
================================================================================

                                                                SHARE               MARKET
                                                                AMOUNT              VALUE
COMMON STOCK - 94.6%                                            ------              -----
----------------------------------------------------------------------------------------------
BANKS (9.6%)
Comerica, Inc. ..........................................       313,000        $    17,546,780
Countrywide Financial Corp. .............................       114,000              8,646,900
Federal Home Loan Mortgage Corp. ........................       568,500             33,154,920
U.S. Bancorp ............................................       327,000              9,738,060
Wells Fargo & Co. .......................................       477,500             28,119,975
                                                                                --------------
                                                                                    97,206,635
                                                                                --------------

CONSUMER DISCRETIONARY (15.3%)
Dana Corp. .............................................      1,142,000             20,955,700
Honda Motor Co., Ltd. ADR ..............................        935,500             21,048,750
Interpublic Group of Cos., Inc.+ .......................      1,921,000             29,967,600
Liberty Media Corp., Class A+ ..........................      2,919,500             34,712,855
McDonald's Corp. .......................................        812,500             20,174,375
Time Warner, Inc.+ .....................................      1,548,500             27,857,515
                                                                                --------------
                                                                                   154,716,795
                                                                                --------------

CONSUMER STAPLES (0.8%)
Safeway, Inc.+ .........................................        367,000              8,040,970
                                                                                --------------

ENERGY (12.2%)
ConocoPhillips .........................................        393,000             25,769,010
Devon Energy Corp. .....................................        427,500             24,478,650
Halliburton Co. ........................................        879,000             22,854,000
Marathon Oil Corp. .....................................        805,500             26,653,995
Occidental Petroleum Corp. .............................        366,000             15,459,840
Weatherford International Ltd.+ ........................        247,500              8,910,000
                                                                                --------------
                                                                                   124,125,495
                                                                                --------------

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                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       6
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SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2003
================================================================================

HEALTHCARE (14.2%)
Aetna, Inc. ............................................        393,500        $    26,592,730
Baxter International, Inc. .............................      1,046,000             31,923,920
Cigna Corp. ............................................        415,500             23,891,250
Laboratory Corp. of America Holdings+ ..................        676,000             24,978,200
Omnicare, Inc. .........................................        511,500             20,659,485
Quest Diagnostics, Inc. ................................        213,000             15,572,430
                                                                                --------------
                                                                                   143,618,015
                                                                                --------------

INDUSTRIALS (14.8%)
Equifax, Inc. ..........................................        889,500             21,792,750
L-3 Communications Holdings, Inc.+ .....................        464,000             23,831,040
Republic Services, Inc. ................................        823,500             21,106,305
SPX Corp.+ .............................................        507,500             29,846,075
Textron, Inc. ..........................................        406,500             23,194,890
Tyco International Ltd. ................................      1,150,000             30,475,000
                                                                                --------------
                                                                                   150,246,060
                                                                                --------------
INSURANCE (10.5%)
AMBAC Financial Group, Inc. ............................        204,500             14,190,255
Berkshire Hathaway, Inc., Class A+ .....................            593             49,960,250
Chubb Corp. ............................................        430,500             29,317,050
MBIA, Inc. .............................................        226,000             13,385,980
                                                                                --------------
                                                                                   106,853,535
                                                                                --------------

MATERIALS (3.1%)
Georgia-Pacific Corp. ..................................      1,021,500             31,329,405
                                                                                --------------

PHARMACEUTICALS (2.8%)
Watson Pharmaceuticals, Inc.+ ..........................        624,500             28,727,000
                                                                                --------------

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                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       7
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SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2003
================================================================================

TECHNOLOGY (5.0%)
Nokia Corp. ADR ........................................      1,322,500        $    22,482,500
Thermo Electron Corp.+ .................................      1,119,500             28,211,400
                                                                                --------------
                                                                                    50,693,900
                                                                                --------------

TELECOMMUNICATIONS (3.9%)
CenturyTel, Inc. .......................................        644,000             21,007,280
Citizens Communications Co.+ ...........................      1,509,000             18,741,780
                                                                                --------------
                                                                                    39,749,060
                                                                                --------------

UTILITIES (2.4%)
TXU Corp. ..............................................      1,013,500             24,040,220
                                                                                --------------

TOTAL COMMON STOCK (COST $717,288,430)                                         $   959,347,090
                                                                                --------------

SHORT-TERM HOLDINGS (5.6%)
----------------------------------------------------------------------------------------------
Monarch Daily Assets Cash Fund .........................     17,001,947        $    17,001,947
Monarch Daily Assets Government Fund* ..................     31,763,353             31,763,353
Scudder Cash Management Fund ...........................      8,226,318              8,226,318
                                                                                --------------
TOTAL SHORT-TERM HOLDINGS (COST $56,991,618) ...........                       $    56,991,618
                                                                                --------------
TOTAL INVESTMENTS (100.2%) (COST $774,280,048) .........                       $ 1,016,338,708
OTHER ASSETS LESS LIABILITIES (-0.2%) ..................                            (1,926,690)
                                                                                --------------
NET ASSETS (100.0%) (30,272,828 SHARES OUTSTANDING)                            $ 1,014,412,018
                                                                                ==============
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                      $         33.51
                                                                                ==============


+ Non-income producing security.
ADR - American Depositary Receipts.
* Investment held by Fund representing 8.47% of the outstanding shares of the issuer. See Note 7.

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONCLUDED)
DECEMBER 31, 2003
================================================================================

                                                                      MARKET
                                                                       VALUE
AT DECEMBER 31, 2003 NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------

Par Value                                                      $       30,272
Paid in Capital                                                   774,898,526
Unrealized Appreciation on Investments                            242,058,660
Accumulated Net Realized Loss from Investments                    (2,575,440)
                                                               --------------
NET ASSETS                                                     $1,014,412,018
                                                               ==============

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SOUND SHORE FUND, INC.
STATEMENT OF OPERATIONS
DECEMBER 31, 2003
================================================================================


INVESTMENT INCOME

Income:
     Dividends (net of foreign withholding taxes $5,917)*.................      $ 9,619,348
                                                                                -----------
     Total Income                                                                 9,619,348
                                                                                -----------

Expenses:
     Investment Adviser fee (Note 3) .....................................        6,217,639
     Administrator fee (Note 3) ..........................................          830,499
     Transfer agent fee (Note 3) .........................................          829,012
     Custodian fee (Note 3) ..............................................           95,464
     Accounting fee (Note 3) .............................................           60,536
     Professional  fees ..................................................          113,394
     Directors' fees and expenses (Note 3) ...............................           35,449
     Miscellaneous .......................................................           85,068
                                                                                ------------
        Total Expenses ...................................................         8,267,061
     Expenses reimbursed and fees waived (Note 3) ........................          (109,743)
                                                                                ------------
     Net Expenses ........................................................         8,157,318
                                                                                ------------
Net Investment Income ....................................................         1,462,030
                                                                                ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments sold ....................................        19,612,501
Net change in unrealized appreciation (depreciation) on investments.......       216,250,966
                                                                                ------------
Net realized and unrealized gain on investments ..........................       235,863,467
                                                                                ------------
Net increase in net assets from operations ...............................     $ 237,325,497
                                                                                ============


*Dividend income of $103,461 was earned from an affiliated issuer.  See Note 7.

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================


INCREASE (DECREASE) IN NET ASSETS


                                                                                  For the                   For the
                                                                                Year Ended                Year Ended
                                                                               December 31,              December 31,
                                                                                   2003                      2002
                                                                            ----------------------    ----------------------

Operations:
    Net investment income ................................                         $     1,462,030             $   1,558,173
    Net realized gain (loss) on investments sold .........                              19,612,501                (6,631,540)
    Net change in unrealized appreciation (depreciation)
        on investments ...................................                             216,250,966              (155,069,953)
                                                                            ----------------------    ----------------------
    Increase (decrease) in net assets from operations ....                             237,325,497              (160,143,320)
Dividends to shareholders from net investment income .....                              (1,485,534)               (1,534,643)
Dividends to shareholders from net realized gains ........                             (13,164,975)                        -
Capital share transactions (Note 6) ......................                              32,063,487              (112,306,341)
                                                                            ----------------------    ----------------------
    Total increase (decrease) ............................                             254,738,475              (273,984,304)

Net assets:
    Beginning of the year ................................                             759,673,543             1,033,657,847
                                                                            ----------------------    ----------------------
    End of the Period (Including line (A)) ...............                         $ 1,014,412,018             $ 759,673,543
                                                                            ======================    ======================
    (A) Accumulated undistributed net investment income ..                         $             -             $      23,679
                                                                            ----------------------    ----------------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================

1.  ORGANIZATION

Sound Shore Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on February 19, 1985 and registered as a no-load, diversified, open-end management investment company under the Investment Company Act of 1940 (the "Act") as amended. The investment objective of the Fund is growth of capital.

2.   SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

     A) SECURITY VALUATION
     Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost, which approximates market value, unless the Fund's Investment Adviser believes another valuation is more appropriate.

     Securities (including restricted securities) for which market quotations are insufficient or not readily available, or in the judgment of the Fund's investment adviser, the prices or values available do not represent the fair value of the instrument, are valued in good faith, at the direction of the Fund's Board of Directors. Investments in other open-ended regulated investment companies are valued at net asset value.

     B)  SECURITY TRANSACTIONS AND INVESTMENT INCOME
     Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

     C)  DIVIDENDS TO SHAREHOLDERS
     Dividends from net investment income, if any, are declared and paid semi-annually. Capital gains, if any, are

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

     distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

     D)  FEDERAL TAXES
     The Fund intends to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

     E)  RECLASSIFICATION OF CAPITAL ACCOUNTS
     On the Statement of Net Assets, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                  Accumulated Net Investment Income           $ (175)
                  Undistributed Net Realized Loss                187
                  Unrealized Appreciation                        (12)

3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Sound Shore Management, Inc. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets.

OTHER SERVICES
Forum  Administrative  Services,  LLC (the  "Administrator")  and its affiliates
provide  certain  administration,   portfolio  accounting  and  transfer  agency
services to the Fund.

Forum Fund Services, LLC is the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser or the Administrator. The Distributor receives no compensation from the Fund for its distribution services.

The Fund pays five Directors who are unaffiliated with the Adviser, the Administrator or any of its affiliates, $1,000 per meeting attended, plus $750 per quarter.

Fees due to the Adviser in the amount of $626,766 are payable at December 31, 2003.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The Administrator has agreed contractually to waive a portion of its fee and reimburse certain expenses so that total annual operating expenses do not exceed 0.98% of average daily net assets through April 30, 2004. The Administrator has contractually waived fees of $109,743 for the period from January 1, 2003 to December 31, 2003.

Certain Officers and Directors of the Fund are Officers or Directors of the aforementioned companies.

4.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the year ended December 31, 2003, aggregated $497,253,502 and $510,501,123 respectively.

5.  FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

For federal income tax purposes, the tax basis of investment securities owned as of December 31, 2003 was $776,855,488 and the net unrealized appreciation of investment securities was $239,483,220. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $240,173,457, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $690,237.

The Fund determines its net investment income and capital gains distributions in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions during the fiscal years ended as noted were characterized for tax purposes as follows:

                                        DECEMBER 31, 2003      DECEMBER 31, 2002
                                        -----------------      -----------------
    Ordinary Income ...............      $    9,345,418         $    1,534,643
    Capital Gains .................           5,305,048                      -

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

    Unrealized Appreciation ......       $239,483,220

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Net Assets are primarily due to wash sales.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

6.  CAPITAL STOCK

As of December 31, 2003, 100,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $774,928,798. Transactions in capital stock were as follows:

                                                   FOR THE                                  FOR THE
                                                 YEAR ENDED                               YEAR ENDED
                                              DECEMBER 31, 2003                        DECEMBER 31, 2002
                                        -----------------------------------     -------------------------------------
                                             SHARES            AMOUNT                SHARES             AMOUNT
                                             ------            ------                ------             ------
       Sale of shares ...............    11,941,447        $ 331,929,160           11,542,703       $ 313,105,075
       Reinvestment of dividends ....       429,480           14,318,176               46,138           1,156,666
       Redemption of shares .........   (11,534,598)        (314,183,849)         (15,950,776)       (426,568,082)
                                        ------------        -------------        ------------        -------------
       Net increase (decrease)
       from capital transactions            836,329        $  32,063,487           (4,361,935)      $(112,306,341)
                                        ============        =============        ============        =============

Of the 30,272,828 shares outstanding as of December 31, 2003, the Employees' Profit Sharing Plan of Sound Shore Management, Inc. owned 330,891 shares.

7.  AFFILIATED COMPANIES

As of December 31, 2003, the Fund owned 8.47% of the outstanding shares of Monarch Daily Assets Government Fund and is, therefore, deemed an "affiliated" issuer. Under the Act, an "affiliate" of a fund includes any issuer 5% or more of whose outstanding voting securities are directly or indirectly owned by such fund. The following summarizes transactions with the affiliate during the year ended December 31, 2003:

   PURCHASES              SALES            DIVIDEND INCOME          MARKET VALUE
   ---------              -----            ---------------          ------------
  $89,079,692          $60,606,426             $103,461             $31,763,353

8.  PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 551-1980. This information is also available from the EDGAR database on the SEC's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
FINANCIAL HIGHLIGHTS
================================================================================


                                                                     YEAR ENDED DECEMBER 31,
                                         ----------------------------------------------------------------------------------
                                              2003              2002            2001            2000           1999
                                              ----              ----            ----            ----           ----

Net Asset Value, Beginning
    of Period .......................           $ 25.81           $ 30.58        $ 33.70        $ 29.47         $ 29.62
                                         ---------------   ---------------   ------------    -----------    ------------
Investment Operations
     Net investment income ..........              0.05              0.05           0.10           0.14            0.17
     Net realized and unrealized
        gain (loss) on investments .               8.14             (4.77)         (0.36)          5.79           (0.15)
                                         ---------------   ---------------   ------------    -----------    ------------
Total from Investment Operations ....              8.19             (4.72)         (0.26)          5.93            0.02
                                         ---------------   ---------------   ------------    -----------    ------------
Distributions From
     Net investment income ..........             (0.05)            (0.05)         (0.10)         (0.14)          (0.17)
     In excess of net investment
        income .....................                  -                 -              -              - (a)           - (a)
     Net realized gains .............             (0.44)                -          (2.76)         (1.47)              -
     In excess of net realized gain .                 -                 -              -          (0.09)(b)           -
                                         ---------------   ---------------   ------------    -----------    ------------
Total Distributions .................             (0.49)            (0.05)         (2.86)         (1.70)          (0.17)
                                         ---------------   ---------------   ------------    -----------    ------------
Net Asset Value, End of Period ......           $ 33.51           $ 25.81        $ 30.58        $ 33.70         $ 29.47
                                         ===============   ===============   ============    ===========    ============

Total Return ........................             31.74%            (15.43)%        (0.81)%       20.18%           0.05%

Ratio/Supplementary Data
Net Assets at End of Period
   (in thousands) ...................      $ 1,014,412         $ 759,674    $ 1,033,658     $ 1,101,888    $ 1,174,735
Ratios to Average Net Assets:
       Expenses (net of
         reimbursement) .............             0.98%             0.98%          0.98%          0.98%           0.98%
       Expenses (gross) (c) .........             1.00%             0.99%          0.99%          0.99%           0.98%
       Net Investment Income ........             0.18%             0.17%          0.32%          0.44%           0.50%
Portfolio Turnover Rate                             62%               72%           104%            98%             41%


--------------------------------------------------------------------------------
(a) The Fund distributed an amount in excess of net investment income of less than $0.01 per share.
(b) Distributions in excess of realized gains are the result of timing issues.
(c) Reflects expense ratio in the absence of expense reimbursement.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
INDEPENDENT AUDITORS' REPORT
================================================================================


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
SOUND SHORE FUND, INC.

We have audited the accompanying statement of net assets of Sound Shore Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sound Shore Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2004


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
DECEMBER 31, 2003
================================================================================


FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

INCOME DIVIDENDS - The Fund paid income dividends of $9,345,461 for the tax year ended December 31, 2003. The Fund designates 100.00% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 16.11% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code.

CAPITAL GAIN DIVIDENDS - The Fund paid long-term capital gain dividends of $5,305,048 for the tax year ended December 31, 2003.

DIRECTORS AND OFFICERS OF THE FUND

The following is relevant information regarding each Director and Officer of the
Fund:


NAME, ADDRESS                        POSITION(S)         LENGTH OF TIME       PRINCIPAL OCCUPATION(S)
AND DATE OF BIRTH                    WITH THE FUND       SERVED (1)           DURING THE PAST FIVE YEARS
-----------------                    -------------       ----------           --------------------------

INDEPENDENT DIRECTORS
Dr. D. Kenneth Baker                 Director, Audit     March 1987           Consultant, Princeton University,
3088 Fairway Woods                   Committee           to present           1990 - 1998
Carolina Trace                       (member);                                Consultant, University of
Sanford, North Carolina 27330        Nominating                               Pennsylvania, 1992 - 1998
Born:  October 1923                  Committee
                                     (Chairman)

Charles J. Hedlund                   Director, Audit     April 1985           Member, Board of Trustees, American
58 Country Road South                and Nominating      to present           University in Cairo
Village of Golf, Florida 33436       Committees                               Member, Board of Trustees,
Born:  November 1917                 (member)                                 Conservation International of
                                                                              Washington, D.C.

John L. Lesher                       Director, Audit     April 1985           President, Resource Evaluation, Inc.
470 June Road                        Committee           to present           since March 1994
Stamford, Connecticut 06903          (Chairman);                              Member of the Board, Resource
Born: February 1934                  Nominating                               Evaluation, Ltd.
                                     Committee (member)                       Member of the Board, First Industrial
                                                                              Real Estate Trust

John J. McCloy II                    Director, Audit     April 1985           Director, Noise Cancellation
313 Stanwich Road                    and Nominating      to present           Technologies, Inc.
Greenwich, Connecticut 06830         Committees                               Director, Passenger Express
Born:  November 1937                 (member)                                 Director, EPT Technologies
                                                                              Director, Geo History
                                                                              Trustee, American University in Cairo

Walter R. Nelson                     Director, Audit,    September 1993 to    President (retired), Nelson
60 Kirby Lane                        Nominating, and     present              Publications, an information provider
Rye, New York 10580                  Valuation                                to the financial services and
Born:  November 1932                 Committees                               investment industry
                                     (member)

--------------------------------------------------------------------------------


                                       18


--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
DECEMBER 31, 2003
================================================================================

DIRECTORS AND OFFICERS OF THE FUND (CONTINUED)

NAME, ADDRESS                        POSITION(S)         LENGTH OF TIME       PRINCIPAL OCCUPATION(S)
AND DATE OF BIRTH                    WITH THE FUND       SERVED (1)           DURING THE PAST FIVE YEARS
-----------------                    -------------       ----------           --------------------------

INTERESTED DIRECTORS
Harry Burn, III, M.B.A.(2)           Chairman and        April 1985           Chairman and Director, Sound Shore
8 Sound Shore Drive                  Director,           to present           Management, Inc. since 1978
Greenwich, Connecticut 06836         Valuation           September 1992 to    He is a Chartered Financial Analyst.
Born:  January 1944                  Committee           present
                                     (member)

T. Gibbs Kane, Jr.(3)                President and       April 1985           President and Director, Sound Shore
8 Sound Shore Drive                  Director,           to present           Management, Inc. since 1977
Greenwich, Connecticut 06836         Valuation                                He is a Chartered Financial Analyst.
Born:  May 1947                      Committee (member)

OFFICERS
John Y. Keffer                       Vice President      June 1993 to         President, Citigroup Global
Two Portland Square                                      present              Transaction Services, Fund Services,
Portland, Maine 04101                                                         ("Citigroup GTS") (a fund services
Born:  July 1942                                                              company) since 2003
                                                                              President, Forum Financial Group
                                                                              LLC ("Forum")(a fund services company
                                                                              acquired by Citigroup GTS in 2003)

Stacey E. Hong                       Treasurer           June 2002            Director, Fund Accounting, Citigroup
Two Portland Square                                      to present           GTS since 2003
Portland, ME 04101                                                            Director, Forum Accounting Services,
Born:  May 1966                                                               LLC (fund accountant acquired by
                                                                              Citigroup GTS in 2003) 1998 - 2003

--------------------------------------------------------------------------------


                                       19


--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
DECEMBER 31, 2003
================================================================================

DIRECTORS AND OFFICERS OF THE FUND (CONCLUDED)

NAME, ADDRESS                        POSITION(S)         LENGTH OF TIME       PRINCIPAL OCCUPATION(S)
AND DATE OF BIRTH                    WITH THE FUND       SERVED (1)           DURING THE PAST FIVE YEARS
-----------------                    -------------       ----------           --------------------------

Shanna S. Sullivan                   Secretary           October 1985         Vice President, Treasurer, Secretary
8 Sound Shore Drive                                      to present           and Director, Sound Shore
Greenwich, Connecticut                                                        Management, Inc. since 1979
06836
Born:  August 1945

Ellen S. Smoller                     Assistant           October 1985         Equity Trader, Sound Shore
8 Sound Shore Drive                  Secretary           to present           Management, Inc. since 1984
Greenwich, Connecticut 06836
Born: April 1959

Sara M. Morris (4)                   Assistant           January 2004         Director, Relationship Management,
Two Portland Square                  Secretary           to  present          Citigroup GTS since 2004
Portland, ME 04101                                                            Chief Financial Officer,
Born:  September 1963                                                         The VIA Group, LLC, 1999 - 2003
                                                                              Chief Financial Officer, Forum, 1994 - 1999

Cheryl O. Tumlin                     Assistant           January 2002         Counsel, Citigroup GTS since 2003
Two Portland Square                  Secretary           to  present          Counsel, Forum, 2001 - 2003
Portland, ME 04101                                                            and 1996 - 1999
Born: June 1966                                                               Counsel, I-many, Inc., 1999 - 2001

Troy M. Statczar (4)                 Assistant           January 2004         Senior Manager, Fund Administration,
Two Portland Square                  Treasurer           to  present          Citigroup GTS since 2003
Portland, ME 04101                                                            Senior Manager, Fund Administration,
Born:  August 1971                                                            Forum, 2002 - 2003
                                                                              Director, Financial Services,
                                                                              BISYS Fund Services, 1998 - 2002

(1) TERM OF SERVICE IS INDEFINITE.
(2) MR. BURN OWNS A CONTROLLING INTEREST IN THE ADVISER FOR WHICH HE SERVES AS CHAIRMAN AND DIRECTOR.  HE IS ONE OF THE PORTFOLIO
    MANAGERS OF THE FUND.
(3) MR. KANE OWNS A CONTROLLING INTEREST IN THE ADVISER FOR WHICH HE SERVES AS PRESIDENT AND DIRECTOR.  HE IS ONE OF THE PORTFOLIO
    MANAGERS OF THE FUND.
(4) SUBSEQUENT TO THE END OF THE FISCAL YEAR,  BUT PRIOR TO THE ISSUANCE OF THIS REPORT, SARA M. MORRIS WAS ELECTED AS ASSISTANT
    SECRETARY AND TROY M. STATCZAR WAS ELECTED AS ASSISTANT TREASURER.

EACH DIRECTOR OVERSEES THE FUND, WHICH IS THE ONLY PORTFOLIO WITHIN THE COMPLEX.  NO DIRECTOR HOLDS OTHER DIRECTORSHIPS OR
TRUSTEESHIPS  IN ANY COMPANY WITH A CLASS OF SECURITIES REGISTERED PURSUANT TO SECTION 12 OF THE SECURITIES EXCHANGE ACT OF 1934
(THE "1934 ACT") OR SUBJECT TO THE  REQUIREMENTS OF SECTION 15(D) OF THE  1934  ACT.  THE STATEMENT OF ADDITIONAL INFORMATION
("SAI") CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS.  THE SAI IS AVAILABLE FOR FREE, BY CONTACTING THE FUND AT
(800) 551-1980.

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                                       20

SOUND SHORE FUND

INVESTMENT ADVISER

Sound Shore Management, Inc.
Greenwich, Connecticut

ADMINISTRATOR

Forum Administrative Services, LLC
Portland, Maine

DISTRIBUTOR

Forum Fund Services, LLC
Portland, Maine

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT

Forum Shareholder Services, LLC
Portland, Maine

CUSTODIAN

Forum Trust, LLC
Portland, Maine

COUNSEL

Dechert, LLP
New York, New York

INDEPENDENT CERTIFIED
PUBLIC ACCOUNTANTS

Deloitte & Touche LLP
Boston, Massachusetts

This report is submitted for the general                ANNUAL REPORT
information of the shareholders of the Fund.
It is not authorized for distribution to
prospective investors in the Fund unless                DECEMBER 31, 2003
preceded or accompanied by an effective
prospectus, which includes information
regarding the Fund's objectives and policies,               SOUND
experience of its management, marketability                 SHORE
of shares, and other information.                            FUND

SOUND SHORE FUND, INC.

Two Portland Square
Portland, ME 04101
http://www.soundshorefund.com



(LOGO)

ITEM 2. CODE OF ETHICS

As of the end of the period, December 31, 2003, Sound Shore Fund, Inc. has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


                  AUDIT COMMITTEE FINANCIAL EXPERT DISCLOSURE

The Board of Directors determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. In addition, the Board recognized that the experience of the Directors that are members of the Audit Committee is appropriate and sufficient for them to perform the services required of Audit Committee members.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES - SOUND SHORE FUND

(a) The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $24,500 in 2002 and $24,000 in 2003.

(b) There were no audit-related fees billed to the Registrant in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

There were no fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively the "investment adviser") that are reasonably related to the performance of the audit of the Registrant's financial statements, are not reported under paragraph (a) of this Item 4 and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(c) The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning ("Tax Services") were $2,400 in 2002 and $800 in 2003. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

 (d) The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $1,500 in 2002 and $1,500 in 2003. These services consisted of a review of fee analyses prepared in connection with the Registrant's annual advisory contract renewal.

(e) (1) Pursuant to the relevant provisions of its Audit Committee Charter (the "Charter"), the Audit Committee of the Board of Directors of the Registrant reviews and approves in advance any audit engagement, and all proposals by management of the Registrant or the investment adviser to the Registrant that the Registrant, the investment adviser, or their affiliated persons employ the independent auditor to render "permissible non-audit services" (as defined in the Charter consistent with Rule 2-01(c)(4) of Regulation S-X) to the Registrant and to consider whether such services are consistent with the independent auditor's independence. The Charter also provides that pre-approval by the Audit Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Registrant constitutes not more than 5% of the total amount of revenues paid by the Registrant to its auditor during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the Registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or its authorized delegate(s). The Audit Committee may delegate to one or more of its members authority to pre-approve permissible non-audit services to be provided to the Registrant. Any pre-approval determination of a delegate will be presented to the full Audit Committee at its next meeting. The Audit Committee will communicate any pre-approval made by it or a delegate to the Registrant's investment adviser, who will ensure that the appropriate disclosure is made in the Registrant's periodic reports required by Section 13(a) of the Securities Exchange Act of 1934, as amended, and other documents as required under the federal securities laws.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable as less than 50%.

(g) The aggregate fees billed in the Reporting Periods for Non-Audit Services by the principal accountant to the Registrant and investment adviser, other than the services reported in paragraphs (b) and (c) of this Item 4, were $7,450 in 2002 and $7,500 in 2003.

(h) The Registrant's Audit Committee has considered whether the provision of any non-audit services rendered to the investment adviser, to the extent applicable, that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. Any services provided by the principal accountant to the Registrant or to the investment adviser requiring pre-approval were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES


(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) (1) A copy of the Code of Ethics (Exhibit filed herewith).

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Sound Shore Fund, Inc.

By      /S/ STACEY E. HONG
        ______________________________
         Stacey E. Hong, Treasurer

Date             February 23, 2004
               _______________________


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /S/ T. GIBBS KANE, JR.
        ______________________________
        T. Gibbs Kane, Jr., President

Date             February 23, 2004
               _______________________


By      /S/ STACEY E. HONG
        ______________________________
         Stacey E. Hong, Treasurer

Date             February 23, 2004
               _______________________